Stock Option Plan and Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan and Stock-based Compensation	Stock Option Plan and Stock-based Compensation
In 2017, the Board of Directors adopted the 2017 Equity Incentive Plan (the “Plan”). Under the Plan, up to 1,000,000 shares of the Company’s common stock, in the form of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units may be issued to employees, directors and consultants. In April 2020, shares of Company’s common stock authorized for issuance under the Plan increased to 2,180,808. The Board of Directors has the authority to determine to whom options will be granted, the number of shares, the term, and the exercise price, which cannot be less than the fair market value at the date of grant for incentive stock options. Options generally vest with respect to 25% of the shares one year after the options’ commencement date and the remainder ratably on a monthly basis over the following three years. Options granted under the Plan have a maximum term of 10 years. Vested options can be exercised at any time. As of March 31, 2021, 83,065 options were available for grant under the 2017 Equity Incentive Plan.
The 2017 Plan allows for the early exercise of stock options for certain individuals as determined by the Company’s board of directors. Stock options that are early exercised are subject to a repurchase option that allows the Company to repurchase any unvested shares. Early exercises of stock options are not deemed to be outstanding shares for accounting purposes until those shares vest according to their respective vesting schedules.
In determining the compensation cost of the option awards, the fair value for each option award has been estimated using the Black Scholes model. The significant assumptions used in these calculations are summarized as follows:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	5.5 - 6.6	6.0 - 6.1
Expected volatility	92.0% - 94.2%	96.4% - 96.5%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.53% - 0.73%	1.4%
Stock price	$27.42 - $36.28	$1.66
Expected term: The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company does not have sufficient historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term of options and has opted to use the “simplified method,” whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option.
Expected volatility: As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Fair value of common stock: The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the common stock, the Board of Directors has determined the fair value of the common stock at the time of grant of the option by contemporaneous valuations performed by an unrelated third-party valuation firm as well as a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the implied equity value of the Company as contemplated by the Business Combination, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors. The fair value of common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
For awards granted in late January 2021, these were granted at the grant date fair value on the date of grant. The Company’s board of directors made a determination of the fair market value of our common stock which contemplated the implied equity value of the Company per the Business Combination agreement that was executed on February 7, 2021. For the period following execution of the Business Combination agreement through March 31, 2021, no additional equity awards were granted.
The following table summarizes option award activity during the three months ended March 31, 2021:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	1,418,267	$3.05
Granted	578,572	$35.62
Exercised	—	$—
Forfeited	(14,000)	$4.12
Outstanding as of March 31, 2021	1,982,839	$12.55	9.2	$69,289,358
Options vested and expected to vest as of March 31, 2021	1,982,839	$12.55
Vested and exercisable at March 31, 2021	299,720	$1.44	7.7	$13,803,431
As of March 31, 2021, there was $22.5 million of total unrecognized compensation expense expected to be recognized over a weighted average-period of 3.63 years. Aggregate intrinsic value represents the difference between the fair market value of the common stock and the exercise price of outstanding, in-the-money options.
Restricted Stock
In January 2017, the Company granted 9.0 million shares of restricted common stock to founders for future services that vest over four years from the date of grant.
Activity with respect to restricted stock during the three months ended March 31, 2021 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, December 31, 2020	157,031	$0.0001
Vested	(157,031)	$0.0001
Unvested, March 31, 2021	—
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s condensed statement of operations:

	Three Months Ended March 31,
(in thousands)	2021	2020
Research and development	$497	$5
General and administrative	839	14
Total stock-based compensation expense	$1,336	$19
Stock Option Plan and Stock-based Compensation
In 2017, the Board of Directors adopted the 2017 Equity Incentive Plan (the “Plan”). Under the Plan, up to 1,000,000 shares of the Company’s common stock, in the form of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units may be issued to employees, directors and consultants. In April 2020, shares of Company’s common stock authorized for issuance under the Plan increased to 2,180,808. The Board of Directors has the authority to determine to whom options will be granted, the number of shares, the term, and the exercise price, which cannot be less than the fair market value at the date of grant for incentive stock options. Options generally vest with respect to 25% of the shares one year after the options’ commencement date and the remainder ratably on a monthly basis over the following three years. Options granted under the Plan have a maximum term of 10 years. Vested options can be exercised at any time. As of December 31, 2020, 647,637 options were available for grant under the 2017 Equity Incentive Plan.
The 2017 Plan allows for the early exercise of stock options for certain individuals as determined by the Company’s board of directors. Stock options that are early exercised are subject to a repurchase option that allows the Company to repurchase any unvested shares. Early exercises of stock options are not deemed to be outstanding shares for accounting purposes until those shares vest according to their respective vesting schedules.
In determining the compensation cost of the option awards, the fair value for each option award has been estimated using the Black Scholes model. The significant assumptions used in these calculations are summarized as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expected term (in years)	5.1 - 6.4	5.7 - 6.1
Expected volatility	91.0% - 96.5%	86.7% - 101.1%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.3% - 1.4%	1.6% - 2.6%
Stock price	$1.66 - $16.21	$1.53 - $1.66
Expected term: The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company does not have sufficient historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term of options and has opted to use the “simplified method,” whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option.
Expected volatility: As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Fair value of common stock: The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the common stock, the Board of Directors has determined the fair value of the common stock at the time of grant of the option by contemporaneous valuations performed by an unrelated third-party valuation firm as well as a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors. The fair value of common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
The following table summarizes option award activity for the year ended December 31, 2020 and 2019:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	354,212	$0.64
Granted	295,500	$1.59
Exercised	(77,062)	$0.46
Forfeited	(115,500)	$0.83
Outstanding as of December 31, 2019	457,150	$1.24
Granted	1,018,950	$3.76
Exercised	(37,842)	$1.11
Forfeited	(19,991)	$1.58
Outstanding as of December 31, 2020	1,418,267	$3.05	9.2	$34,562,932
Options vested and expected to vest as of December 31, 2020	1,418,267	$3.05
Vested and exercisable at December 31, 2020	227,126	$1.11	7.6	$5,975,399
The total intrinsic value of options exercised during the year ended December 31, 2020 and 2019 was $0.1 million. Aggregate intrinsic value represents the difference between the fair market value of the common stock and the exercise price of outstanding, in-the-money options.
The weighted-average grant-date fair value of options granted during the years ended December 31, 2020 and December 31, 2019 was $8.30 and $1.23 per share, respectively.
As of December 31, 2020, there was $8.4 million of total unrecognized compensation expense expected to be recognized over a weighted average-period of 3.9 years.
Restricted Stock
In January 2017, the Company granted 9.0 million shares of restricted common stock to founders for future services that vest over 4 years from the date of grant.
Activity with respect to restricted stock for the year ended December 31, 2020 and 2019 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, January 1, 2019	3,925,781	$0.0001
Vested	(1,884,375)	$0.0001
Unvested, December 31, 2019	2,041,406	$0.0001
Vested	(1,884,375)	$0.0001
Unvested, December 31, 2020	157,031	$0.0001
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s statement of operations:

(in thousands)	Year Ended December 31, 2020	Year Ended December 31, 2019
Research and development	$174	$75
General and administrative	195	35
Total stock-based compensation expense	$369	$110